Quarterly Holdings Report
for
Fidelity® International Growth Fund
January 31, 2026
IGF-NPRT1-0426
1.863101.118
Common Stocks - 96.4%
	Shares	Value ($)
AUSTRIA - 1.1%
Financials - 1.1%
Banks - 1.1%
Erste Group Bank AG	681,900	88,507,773
BELGIUM - 1.9%
Financials - 1.9%
Banks - 1.9%
KBC Group NV	1,064,000	149,958,155
CANADA - 1.9%
Industrials - 0.5%
Ground Transportation - 0.5%
Canadian Pacific Kansas City Ltd	488,300	36,298,407
Materials - 1.4%
Metals & Mining - 1.4%
Franco-Nevada Corp	490,980	114,930,390
TOTAL CANADA		151,228,797
CHINA - 1.8%
Communication Services - 1.8%
Interactive Media & Services - 1.8%
Tencent Holdings Ltd	1,817,500	139,696,336
FINLAND - 1.2%
Industrials - 1.2%
Machinery - 1.2%
Kone Oyj B Shares	1,290,204	92,708,792
FRANCE - 12.8%
Consumer Discretionary - 1.8%
Textiles, Apparel & Luxury Goods - 1.8%
LVMH Moet Hennessy Louis Vuitton SE	217,645	140,469,094
Health Care - 1.7%
Health Care Equipment & Supplies - 1.7%
EssilorLuxottica SA	431,021	131,763,881
Industrials - 9.3%
Aerospace & Defense - 7.2%
Airbus SE	1,159,200	265,398,866
Safran SA	852,600	304,626,672
		570,025,538
Electrical Equipment - 2.1%
Legrand SA	1,072,600	171,249,179
TOTAL INDUSTRIALS		741,274,717
Information Technology - 0.0%
Software - 0.0%
Lectra	259,613	6,954,749
TOTAL FRANCE		1,020,462,441
GERMANY - 3.9%
Communication Services - 0.3%
Entertainment - 0.3%
CTS Eventim AG & Co KGaA	241,500	20,310,291
Industrials - 1.0%
Aerospace & Defense - 1.0%
Rheinmetall AG	39,113	82,594,962
Information Technology - 1.8%
Software - 1.8%
SAP SE	713,500	142,534,786
Materials - 0.8%
Construction Materials - 0.8%
Heidelberg Materials AG	235,000	64,359,638
TOTAL GERMANY		309,799,677
INDIA - 0.7%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Reliance Industries Ltd	1,989,300	30,273,183
Financials - 0.3%
Banks - 0.3%
HDFC Bank Ltd	2,766,982	28,041,290
TOTAL INDIA		58,314,473
ITALY - 0.5%
Industrials - 0.5%
Machinery - 0.5%
Interpump Group SpA	740,226	42,888,625
JAPAN - 13.9%
Communication Services - 1.6%
Entertainment - 1.6%
Nintendo Co Ltd	2,105,100	130,359,494
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
USS Co Ltd	3,957,000	43,645,638
Health Care - 1.4%
Health Care Equipment & Supplies - 1.4%
Hoya Corp	661,800	110,627,850
Industrials - 4.8%
Construction & Engineering - 0.3%
SHO-BOND Holdings Co Ltd	3,008,000	26,987,645
Machinery - 3.3%
Komatsu Ltd	1,292,900	49,486,036
Mitsubishi Heavy Industries Ltd	7,117,000	209,552,516
		259,038,552
Professional Services - 1.2%
Recruit Holdings Co Ltd	1,759,400	92,674,254
TOTAL INDUSTRIALS		378,700,451
Information Technology - 5.6%
Electronic Equipment, Instruments & Components - 2.1%
Azbil Corp	8,211,712	71,473,094
Keyence Corp	259,748	94,728,464
		166,201,558
Semiconductors & Semiconductor Equipment - 3.5%
Advantest Corp	972,900	160,337,391
Disco Corp	268,000	114,235,160
		274,572,551
TOTAL INFORMATION TECHNOLOGY		440,774,109
TOTAL JAPAN		1,104,107,542
NETHERLANDS - 8.1%
Industrials - 0.1%
Machinery - 0.1%
Aalberts NV	277,400	10,673,370
Information Technology - 8.0%
Semiconductors & Semiconductor Equipment - 8.0%
ASML Holding NV	389,742	558,853,409
BE Semiconductor Industries NV	385,564	75,181,153
TOTAL INFORMATION TECHNOLOGY		634,034,562
TOTAL NETHERLANDS		644,707,932
SWEDEN - 8.6%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Autoliv Inc (a)	296,669	35,968,150
Industrials - 7.6%
Building Products - 2.1%
Assa Abloy AB B Shares	4,230,410	171,052,109
Machinery - 4.8%
Atlas Copco AB A Shares	9,995,900	206,137,430
Epiroc AB A Shares	5,987,017	167,835,187
		373,972,617
Trading Companies & Distributors - 0.7%
AddTech AB B Shares	1,767,090	57,689,561
TOTAL INDUSTRIALS		602,714,287
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Lagercrantz Group AB B Shares	2,045,500	44,917,182
TOTAL SWEDEN		683,599,619
SWITZERLAND - 6.0%
Financials - 3.0%
Capital Markets - 3.0%
UBS Group AG	5,092,962	239,742,432
Industrials - 3.0%
Electrical Equipment - 1.8%
ABB Ltd	1,685,000	145,075,286
Machinery - 1.2%
Schindler Holding AG	20,350	7,489,263
Schindler Holding AG participation certificate	230,443	88,892,184
		96,381,447
TOTAL INDUSTRIALS		241,456,733
TOTAL SWITZERLAND		481,199,165
TAIWAN - 4.5%
Information Technology - 4.5%
Semiconductors & Semiconductor Equipment - 4.5%
Taiwan Semiconductor Manufacturing Co Ltd	6,441,000	355,089,206
UNITED KINGDOM - 12.1%
Consumer Discretionary - 4.7%
Hotels, Restaurants & Leisure - 4.1%
Compass Group PLC	5,529,300	165,798,486
InterContinental Hotels Group PLC ADR (a)	1,176,270	161,431,295
		327,229,781
Leisure Products - 0.6%
Games Workshop Group PLC	196,900	45,937,493
TOTAL CONSUMER DISCRETIONARY		373,167,274
Industrials - 7.4%
Aerospace & Defense - 5.7%
BAE Systems PLC	8,466,836	229,848,724
Rolls-Royce Holdings PLC	13,227,319	221,120,781
		450,969,505
Professional Services - 1.3%
RELX PLC	2,938,700	104,182,849
Trading Companies & Distributors - 0.4%
Howden Joinery Group PLC	3,145,300	36,023,402
TOTAL INDUSTRIALS		591,175,756
TOTAL UNITED KINGDOM		964,343,030
UNITED STATES - 17.4%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
PriceSmart Inc	232,098	33,006,656
Financials - 1.8%
Capital Markets - 0.7%
Moody's Corp	108,084	55,723,787
Financial Services - 1.1%
Mastercard Inc Class A	83,200	44,827,328
Visa Inc Class A	139,860	45,011,144
		89,838,472
TOTAL FINANCIALS		145,562,259
Industrials - 5.8%
Electrical Equipment - 5.2%
GE Vernova Inc	207,500	150,721,775
Schneider Electric SE	904,900	259,436,615
		410,158,390
Professional Services - 0.6%
Experian PLC	1,453,084	55,035,176
TOTAL INDUSTRIALS		465,193,566
Materials - 9.4%
Chemicals - 4.6%
Linde PLC	519,979	237,614,804
Sherwin-Williams Co/The	361,411	128,170,797
		365,785,601
Construction Materials - 4.8%
CRH PLC	2,332,066	285,468,199
Holcim AG	855,000	88,123,892
		373,592,091
TOTAL MATERIALS		739,377,692
TOTAL UNITED STATES		1,383,140,173
TOTAL COMMON STOCKS (Cost $4,792,773,376)		7,669,751,736

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.2%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Bytedance Ltd Series E1 (b)(c)(d) (Cost $6,992,915)	63,819	16,387,443

Money Market Funds - 4.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.70	287,018,516	287,075,919
Fidelity Securities Lending Cash Central Fund (e)(f)	3.70	50,286,213	50,291,242
TOTAL MONEY MARKET FUNDS (Cost $337,367,161)			337,367,161

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $5,137,133,452)	8,023,506,340
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(66,242,448)
NET ASSETS - 100.0%	7,957,263,892

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,387,443 or 0.2% of net assets.

(d)	Level 3 security.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $1,818,319.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bytedance Ltd Series E1	11/18/2020	6,992,915

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	110,621,638	559,538,871	383,087,378	2,351,425	2,788	-	287,075,919	287,018,516	0.5%
Fidelity Securities Lending Cash Central Fund	50,288,128	92,610,990	92,608,832	100,174	956	-	50,291,242	50,286,213	0.2%
Total	160,909,766	652,149,861	475,696,210	2,451,599	3,744	-	337,367,161

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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